Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000027305 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class N
Trading Symbol	MGSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares delivered a positive return of 7.23% for the year, but underperformed the MSCI AC Asia Pacific ex Japan Index, which returned 10.15%.
•   Asian markets showed mixed results during the year, with China’s market struggling for much of the period. However, its market saw a strong rally in September when President Xi Jinping’s administration introduced a series of unprecedented easing measures, marking a sharp departure from its previous moderate stance.
RELATIVE PERFORMANCE
•    The Fund’s Australian holdings were the strongest contributors to performance, generating both strong absolute and relative returns. Key holdings, such as Goodman Group and REA Group, were top contributors.
•    REA’s share price increased following strong Q4 2024 results, including a 23% revenue rise and 20% dividend growth. Their international expansion also achieved 31% revenue growth. REA’s share price received further support when Rightmove rejected their fourth acquisition offer, as investors were not in favor of the merger.
•   Goodman Group experienced significant stock price gains due to robust growth in its data center and industrial property segments. Goodman has capitalized on its competitive edge by focusing on high-value data center development, particularly in supply-constrained regions.
•    The Fund’s South Korean holdings detracted from performance. LG Chem’s share price weakened after disappointing earnings from its electric vehicle (“EV”) battery division, largely due to slower EV adoption in the European Union and United States.
•   Samsung Electronics, the largest relative detractor, had a historic strike by workers over demands for greater transparency in performance bonuses and additional leave. This, combined with rising competition in the high-bandwidth memory chip market, led to investor concerns, although these are considered short-term headwinds.
POSITIONING
•    The Fund’s largest exposures across countries are to China, Taiwan, and India, while the largest sector exposures are to information technology, consumer discretionary, and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	7.23%	1.04%	5.59%
MSCI AC Asia Pacific ex Japan Index	10.15%	3.02%	4.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 83,170,303
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 442,198
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$83,170,303
Total number of portfolio holdings	53
Net advisory fees paid	$442,198
Portfolio turnover rate as of the end of the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings, Ltd. (China)	6.6%
Alibaba Group Holding, Ltd. (China)	6.2%
HDFC Bank, Ltd., ADR (India)	4.3%
Goodman Group, REIT (Australia)	4.0%
HD Hyundai Electric Co., Ltd. (South Korea)	4.0%
Quanta Computer, Inc. (Taiwan)	3.5%
Aristocrat Leisure, Ltd. (Australia)	3.2%
Samsung Electronics Co., Ltd. (South Korea)	2.9%
Hanwha Aerospace Co., Ltd. (South Korea)	2.4%
Top Ten as a Group	51.8%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings, Ltd. (China)	6.6%
Alibaba Group Holding, Ltd. (China)	6.2%
HDFC Bank, Ltd., ADR (India)	4.3%
Goodman Group, REIT (Australia)	4.0%
HD Hyundai Electric Co., Ltd. (South Korea)	4.0%
Quanta Computer, Inc. (Taiwan)	3.5%
Aristocrat Leisure, Ltd. (Australia)	3.2%
Samsung Electronics Co., Ltd. (South Korea)	2.9%
Hanwha Aerospace Co., Ltd. (South Korea)	2.4%
Top Ten as a Group	51.8%

C000027306 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class I
Trading Symbol	MSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares delivered a positive return of 7.49% for the year, but underperformed the MSCI AC Asia Pacific ex Japan Index, which returned 10.15%.
•   Asian markets showed mixed results during the year, with China’s market struggling for much of the period. However, its market saw a strong rally in September when President Xi Jinping’s administration introduced a series of unprecedented easing measures, marking a sharp departure from its previous moderate stance.
RELATIVE PERFORMANCE
•    The Fund’s Australian holdings were the strongest contributors to performance, generating both strong absolute and relative returns. Key holdings, such as Goodman Group and REA Group, were top contributors.
•    REA’s share price increased following strong Q4 2024 results, including a 23% revenue rise and 20% dividend growth. Their international expansion also achieved 31% revenue growth. REA’s share price received further support when Rightmove rejected their fourth acquisition offer, as investors were not in favor of the merger.
•   Goodman Group experienced significant stock price gains due to robust growth in its data center and industrial property segments. Goodman has capitalized on its competitive edge by focusing on high-value data center development, particularly in supply-constrained regions.
•    The Fund’s South Korean holdings detracted from performance. LG Chem’s share price weakened after disappointing earnings from its electric vehicle (“EV”) battery division, largely due to slower EV adoption in the European Union and United States.
•   Samsung Electronics, the largest relative detractor, had a historic strike by workers over demands for greater transparency in performance bonuses and additional leave. This, combined with rising competition in the high-bandwidth memory chip market, led to investor concerns, although these are considered short-term headwinds.
POSITIONING
•    The Fund’s largest exposures across countries are to China, Taiwan, and India, while the largest sector exposures are to information technology, consumer discretionary, and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	7.49%	1.29%	5.86%
MSCI AC Asia Pacific ex Japan Index	10.15%	3.02%	4.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 83,170,303
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 442,198
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$83,170,303
Total number of portfolio holdings	53
Net advisory fees paid	$442,198
Portfolio turnover rate as of the end of the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings, Ltd. (China)	6.6%
Alibaba Group Holding, Ltd. (China)	6.2%
HDFC Bank, Ltd., ADR (India)	4.3%
Goodman Group, REIT (Australia)	4.0%
HD Hyundai Electric Co., Ltd. (South Korea)	4.0%
Quanta Computer, Inc. (Taiwan)	3.5%
Aristocrat Leisure, Ltd. (Australia)	3.2%
Samsung Electronics Co., Ltd. (South Korea)	2.9%
Hanwha Aerospace Co., Ltd. (South Korea)	2.4%
Top Ten as a Group	51.8%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	14.7%
Tencent Holdings, Ltd. (China)	6.6%
Alibaba Group Holding, Ltd. (China)	6.2%
HDFC Bank, Ltd., ADR (India)	4.3%
Goodman Group, REIT (Australia)	4.0%
HD Hyundai Electric Co., Ltd. (South Korea)	4.0%
Quanta Computer, Inc. (Taiwan)	3.5%
Aristocrat Leisure, Ltd. (Australia)	3.2%
Samsung Electronics Co., Ltd. (South Korea)	2.9%
Hanwha Aerospace Co., Ltd. (South Korea)	2.4%
Top Ten as a Group	51.8%

C000027310 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class N
Trading Symbol	MGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund's Class N shares returned 1.49% for the year ended December 31, 2024, compared with the 1.25% return for its current benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”).
MARKET OVERVIEW
•   Interest rates fluctuated throughout the year and the yield curve steepened with the front end shifting lower, but most of the curve, especially the long end, finished higher.
•    A stronger-than-expected economy renewed the market’s concerns about persistent inflation, and bonds also found direction from a strong labor market and resilient consumer.
•   The Federal Reserve Board (the Fed) began to cut rates in September, but by year-end offered a shallower rate easing path going forward.
•   Credit markets reflected a benign outlook for risk with spreads narrowing to historically tight levels and lower-rated securities outperforming in both investment grade and high yield segments.
PERFORMANCE REVIEW
•    The Fund modestly outperformed the Bloomberg U.S. Aggregate Bond Index during the year. The primary driver of outperformance was a general overweight to corporates. An overweight allocation to higher-coupon mortgage-backed securities also made a significant positive contribution.
•    Out-of-benchmark allocations to high-yield and preferred securities, along with an overweight to taxable munis, modestly contributed to outperformance.
•    Duration and yield curve positioning was a slight detractor, particularly due to an underweight in short-term rates.
OUTLOOK
•    The backup in yields and recalibration of Fed policy is discounted in the market, leading us to believe we may have seen the peak in rates. The Fed’s reaction function remains skewed toward an easing path as inflation normalizes. The impact of Donald Trump’s policies on inflation won’t be understood for quite some time and not fully until at least 2026.
•    This backdrop should help anchor the short-to-intermediate part of the curve, while investor appetite for absolute yield should continue to limit further weakness in longer maturities. The ongoing strength of the economy, alongside gradually moderating inflation and some of the highest yields seen in the bond market post-global financial crisis, offers a compelling setup for risk assets to be emphasized for the positive carry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	1.49%	(0.07%)	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 371,076,934
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 743,455
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$371,076,934
Total number of portfolio holdings	161
Net advisory fees paid	$743,455
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.3%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.3%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.9%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.8%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	22.3%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.3%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.3%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.9%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.8%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	22.3%

C000125498 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class I
Trading Symbol	MGBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund's Class I shares returned 1.75% for the year ended December 31, 2024, compared with the 1.25% return for its current benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”).
MARKET OVERVIEW
•   Interest rates fluctuated throughout the year and the yield curve steepened with the front end shifting lower, but most of the curve, especially the long end, finished higher.
•    A stronger-than-expected economy renewed the market’s concerns about persistent inflation, and bonds also found direction from a strong labor market and resilient consumer.
•   The Federal Reserve Board (the Fed) began to cut rates in September, but by year-end offered a shallower rate easing path going forward.
•   Credit markets reflected a benign outlook for risk with spreads narrowing to historically tight levels and lower-rated securities outperforming in both investment grade and high yield segments.
PERFORMANCE REVIEW
•    The Fund modestly outperformed the Bloomberg U.S. Aggregate Bond Index during the year. The primary driver of outperformance was a general overweight to corporates. An overweight allocation to higher-coupon mortgage-backed securities also made a significant positive contribution.
•    Out-of-benchmark allocations to high-yield and preferred securities, along with an overweight to taxable munis, modestly contributed to outperformance.
•    Duration and yield curve positioning was a slight detractor, particularly due to an underweight in short-term rates.
OUTLOOK
•    The backup in yields and recalibration of Fed policy is discounted in the market, leading us to believe we may have seen the peak in rates. The Fed’s reaction function remains skewed toward an easing path as inflation normalizes. The impact of Donald Trump’s policies on inflation won’t be understood for quite some time and not fully until at least 2026.
•    This backdrop should help anchor the short-to-intermediate part of the curve, while investor appetite for absolute yield should continue to limit further weakness in longer maturities. The ongoing strength of the economy, alongside gradually moderating inflation and some of the highest yields seen in the bond market post-global financial crisis, offers a compelling setup for risk assets to be emphasized for the positive carry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	1.75%	0.14%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 371,076,934
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 743,455
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$371,076,934
Total number of portfolio holdings	161
Net advisory fees paid	$743,455
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.3%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.3%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.9%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.8%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	22.3%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.3%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.3%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.9%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.8%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	22.3%